Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2019